UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1. Reports to Stockholders.

(a)

Muhlenkamp Fund
MUHLX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Muhlenkamp Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://muhlenkamp.com/. You can also request this information by contacting us at 1-800-860-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Muhlenkamp Fund	$63	1.21%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$243,160,977
Number of Holdings	24
Portfolio Turnover	6%
Visit https://muhlenkamp.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*

Top Sectors	(%)
Materials	17.4%
Industrials	16.7%
Financials	14.8%
Information Technology	10.6%
Energy	10.4%
Health Care	4.9%
Consumer Discretionary	3.9%
Communication Services	2.4%
Cash & Other	18.9%

Top 10 Issuers	(%)
First American Government Obligations Fund	15.4%
EQT Corp.	6.9%
Rush Enterprises, Inc.	5.9%
NMI Holdings, Inc.	5.2%
Berkshire Hathaway, Inc.	5.0%
McKesson Corp.	4.9%
Newmont Corp.	4.8%
BGC Group, Inc.	4.6%
MasTec, Inc.	4.5%
Royal Gold, Inc.	4.5%

Industry	(%)
Metals & Mining	13.8%
Trading Companies & Distributors	8.9%
Oil, Gas & Consumable Fuels	6.9%
Thrifts & Mortgage Finance	5.2%
Diversified Financial Services	5.0%
Health Care Providers & Services	4.9%
Capital Markets	4.6%
Technology Hardware & Equipment	4.6%
Software	4.1%
Cash & Other	42.0%
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://muhlenkamp.com/.
Muhlenkamp Fund	PAGE 1	TSR-SAR-56166Y438

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muhlenkamp & Company, Inc. documents not be householded, please contact Muhlenkamp & Company, Inc. at 1-800-860-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Muhlenkamp & Company, Inc. or your financial intermediary.
Muhlenkamp Fund	PAGE 2	TSR-SAR-56166Y438

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Muhlenkamp Core Financial Statements
June 30, 2025 (Unaudited)

Muhlenkamp Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 81.2%
Broadline Retail — 1.7%
JD.com, Inc. - ADR	121,950	$3,980,448
Capital Markets — 4.6%
BGC Group, Inc. - Class A	1,087,526	11,125,391
Chemicals — 3.6%
Celanese Corp. - Series A	89,140	4,932,116
Dow, Inc.	145,773	3,860,069
		8,792,185
Diversified Financial Services — 5.0%
Berkshire Hathaway, Inc. - Class B(a)	25,199	12,240,918
Energy Equipment & Services — 3.5%
Schlumberger Ltd.	202,576	6,847,069
Transocean Inc.(a)	660,200	1,709,918
		8,556,987
Health Care Providers & Services — 4.9%
McKesson Corp.	16,357	11,986,082
Household Durables — 2.3%
Taylor Morrison Home Corp.(a)	90,265	5,544,076
Interactive Media & Services — 2.4%
Tencent Holdings Ltd. - ADR	91,350	5,892,075
Machinery — 3.2%
Wabtec Corp.	37,430	7,835,971
Metals & Mining — 13.8%
Agnico Eagle Mines Ltd.	91,495	10,881,500
Newmont Corp.	201,900	11,762,694
Royal Gold, Inc.	61,614	10,957,434
		33,601,628
Oil, Gas & Consumable Fuels — 6.9%
EQT Corp.	287,945	16,792,952
Semiconductors & Semiconductor Equipment — 3.5%
Microchip Technology, Inc.	119,059	8,378,182
Software — 4.1%
Microsoft Corp.	20,097	9,996,449

	Shares	Value
Technology Hardware & Equipment — 4.6%
MasTec, Inc.(a)	64,852	$11,052,726
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	35,700	7,324,569
Thrifts & Mortgage Finance — 5.2%
NMI Holdings, Inc. - Class A(a)	301,687	12,728,175
Trading Companies & Distributors — 8.9%
Rush Enterprises, Inc. - Class A	280,456	14,446,289
United Rentals, Inc.	9,500	7,157,300
		21,603,589
TOTAL COMMON STOCKS (Cost $99,304,137)		197,432,403
EXCHANGE TRADED FUNDS — 3.5%
Alerian MLP ETF	174,245	8,513,611
TOTAL EXCHANGE TRADED FUNDS (Cost $4,772,659)		8,513,611
SHORT-TERM INVESTMENTS — 15.4%
Money Market Funds — 15.4%
First American Government Obligations Fund - Class X, 4.26%(b)	37,470,497	37,470,497
TOTAL SHORT-TERM INVESTMENTS (Cost $37,470,497)		37,470,497
TOTAL INVESTMENTS — 100.1% (Cost $141,547,293)		243,416,511
Liabilities in Excess of Other Assets - (0.1)%		(255,534)
TOTAL NET ASSETS — 100.0%		$243,160,977

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

Muhlenkamp Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2025

Assets
Investments, at value	$243,416,511
Interest receivable	135,885
Dividends receivable	69,348
Receivable for fund shares sold	2,621
Dividend tax reclaims receivable	2,308
Prepaid expenses and other assets	21,890
Total Assets	243,648,563
Liabilities
Payable to adviser	192,476
Payable for capital shares redeemed	188,038
Payable for fund administration & accounting fees	34,034
Payable for transfer agent fees & expenses	25,306
Payable for audit fees	11,544
Payable for legal fees	6,670
Payable for directors fees	5,849
Payable for custodian fees	2,551
Payable for compliance fees	2,425
Payable for expenses & other liabilities	18,693
Total Liabilities	487,586
Net Assets	$243,160,977
Net Assets Consists of:
Paid-in capital	$125,190,803
Total distributable earnings	117,970,174
Total net assets	$243,160,977
Net Assets	$243,160,977
Shares issued and outstanding(a)	3,497,107
Net asset value per share	$69.53
Cost:
Investments, at cost	$141,547,293

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Muhlenkamp Fund
Statement of Operations (Unaudited)
For the Period Ended June 30, 2025

Investment Income:
Dividend income	$1,496,228
Less: Dividend withholding taxes	(10,979)
Interest income	630,011
Total investment income	2,115,260
EXPENSES:
Investment advisory fee (See Note 3)	1,172,385
Fund administration & accounting fees (See Note 3)	107,422
Transfer agent fees (See Note 3)	85,189
Reports to shareholders	15,423
Federal & state registration fees	14,311
Audit fees	11,598
Trustees’ fees	11,293
Legal fees	7,939
Compliance fees (See Note 3)	7,421
Custodian fees (See Note 3)	7,407
Other expenses and fees	5,806
Total Expenses	1,446,194
Income tax expense (See Note 6)	9,917
Expense reimbursement by Adviser (See Note 3)	(39,332)
Net Expenses	1,416,779
Net Investment Income	698,481
Realized and Unrealized Gain
Net realized gain from:
Investments	15,132,232
Net realized gain	15,132,232
Net change in unrealized appreciation (depreciation) on:
Investments	3,872,333
Foreign currency translation	64
Net change in unrealized appreciation (depreciation)	3,872,397
Net Realized and Unrealized Gain	19,004,629
Net Increase in Net Assets Resulting from Operations	$19,703,110

The accompanying notes are an integral part of these financial statements.

3

MUHLENKAMP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$698,481	$1,585,184
Net realized gain	15,132,232	16,837,542
Net change in unrealized appreciation	3,872,397	6,122,998
Net Increase in Net Assets from Operations	19,703,110	24,545,724
Distributions to Shareholders:
From earnings	—	(17,326,325)
Total distributions to shareholders	—	(17,326,325)
Capital Transactions:
Shares sold	6,498,568	13,443,881
Shares issued in reinvestment of distributions	—	16,070,274
Shares redeemed	(18,533,739)	(32,287,514)
Net Decrease in Net Assets from Capital Transactions	(12,035,171)	(2,773,359)
Net Increase in Net Assets	7,677,939	4,446,040
Net Assets:
Beginning of the period	235,493,038	231,046,998
End of the period	$243,160,977	$235,493,038
Shares Transactions
Shares sold	98,015	202,772
Shares issued in reinvestment of distributions	—	250,785
Shares redeemed	(281,203)	(485,974)
Total Decrease in Shares Outstanding	(183,188)	(32,417)

The accompanying notes are an integral part of these financial statements.

4

Financial Highlights
Muhlenkamp Fund

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$63.99	$62.23	$55.11	$57.21	$47.79	$47.12
Investment Operations:
Net investment income (loss)	0.21	0.46	0.71	0.22	(0.05)	0.11
Net realized and unrealized gain on investments	5.33	6.36	6.96	1.43	13.91	5.47
Total from investment operations	5.54	6.82	7.67	1.65	13.86	5.58
Less Distributions from:
Net investment income	—	(0.37)	(0.55)	(0.21)	—	(0.13)
Net realized gains	—	(4.69)	—	(3.54)	(4.44)	(4.78)
Total distributions	—	(5.06)	(0.55)	(3.75)	(4.44)	(4.91)
Net asset value, end of period	$69.53	$63.99	$62.23	$55.11	$57.21	$47.79
Total return	8.66%(e)	10.95%	13.92%	2.88%	29.02%	11.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$243	$235	$226	$277	$202	$180
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.24%(f)	1.24%	1.25%	1.22%	1.26%	1.29%
After expense reimbursement/ recoupment	1.21%(f)	1.20%(a)	1.17%(b)	1.10%(a)	1.10%	1.10%(a)
Ratio of expenses excluding extraordinary expenses to average net assets:
Before expense reimbursement/ recoupment	1.23%(f)	1.24%	1.25%	1.22%	1.26%	1.29%
After expense reimbursement/ recoupment	1.20%(f)	1.20%(a)	1.17%(b)	1.10%(a)	1.10%	1.10%(a)
Ratio of net investment income (loss) to average net assets	0.60%(f)	0.66%	1.15%	0.39%	(0.08)%	0.24%
Portfolio turnover rate	6%(e)	9%	15%	15%(c)	8%(d)	25%

(a)	The ratio includes expense reductions for minimum account maintenance fees deposited into the Fund (See Note 8).
(b)	Prior to May 1, 2023, the annual expense limitation was 1.10% of the average daily net assets. Thereafter it was 1.20%.
(c)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on July 5, 2022.
(d)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on May 12, 2021 and August 31, 2021.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

5

MUHLENKAMP FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended June 30, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Muhlenkamp Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund commenced operations on November 1, 1988.
The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund manages its assets to seek a maximum total after-tax return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund principally invests in a diversified list of common stocks of any capitalization, determined by Muhlenkamp & Company, Inc. (the “Adviser”) to be highly profitable, yet undervalued. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of the Adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.
The primary focus of the Fund is long-term, and the investment options are diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the accompanying financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
a. Investment Valuations. Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
Corporate Bonds – Corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.
U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

6

MUHLENKAMP FUND
NOTES TO FINANCIAL STATEMENTS(Cont’d)
Six Months Ended June 30, 2025 (Unaudited)
Short-Term Investments – Short-term investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Derivative Instruments – Listed derivatives, including rights and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange traded options that are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained for brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s assets and liabilities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$197,432,403	$ —	$ —	$197,432,403
Exchange Traded Funds	8,513,611	—	—	8,513,611
Short-Term Investment	37,470,497	—	—	37,470,497
Total Investment in Securities	$243,416,511	—	—	$243,416,511

Refer to the Schedule of Investments for further information on the classification of investments.
b. Foreign Securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks may include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7

MUHLENKAMP FUND
NOTES TO FINANCIAL STATEMENTS(Cont’d)
Six Months Ended June 30, 2025 (Unaudited)
c. Investment Transactions and Related Investment Income. Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments in Master Limited Partnerships (“MLPs”) may be categorized as ordinary income, net capital gain, or a return of capital. The proper classification of MLP distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. Due to the nature of the MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
d. Federal Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the Fund incurred $9,917 in income tax expense. As of and during the period ended June 30, 2025, the Fund did not incur any interest and penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2021.
e. Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. See Note 7 for additional disclosures.
f. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.
g. Allocation of Expenses. Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.
h. Options Transactions. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet its investment objectives. The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.
When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets & Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

8

MUHLENKAMP FUND
NOTES TO FINANCIAL STATEMENTS(Cont’d)
Six Months Ended June 30, 2025 (Unaudited)
The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets & Liabilities as an investment and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. Written and purchased options expose the Fund to minimal counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantees the options against default.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2025, no long options contracts were purchased, and no written option contracts were opened. The Fund’s average monthly notional value of written option contracts for the period ended June 30, 2025, was $0.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser charges a management fee at a 1.00% annual rate of the Fund’s average daily net assets up to $300 million, 0.95% of the Fund’s average daily net assets on the next $200 million, and 0.90% on the balance of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Fund (the “Expense Cap”). Prior to May 1, 2023, the Expense Cap was 1.10% of the average daily net assets of the Fund.

9

MUHLENKAMP FUND
NOTES TO FINANCIAL STATEMENTS(Cont’d)
Six Months Ended June 30, 2025 (Unaudited)
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is indefinite but cannot be terminated within one year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon sixty days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
July – December 2025	$170,700
January – December 2026	$189,209
January – December 2027	$78,529
January – June 2028	$39,332

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration, transfer agency and accounting costs, custody and chief compliance officer services for the period ended June 30, 2025, are disclosed in the Statement of Operations.
4. Line of Credit
The Fund has established an unsecured Line of Credit (“LOC”) in the amount of $10,000,000, 5% of the Fund’s gross market value or 33.33% of the unencumbered assets of the Fund, whichever is less. The LOC matures on July 18, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of June 30, 2025. The interest rate during the period was 7.50%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. For the period ended June 30, 2025, the Fund did not have any borrowings under the LOC.
5. Investment Transactions
Purchases and sales of investment securities, excluding short-term securities, for the period ended June 30, 2025, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$ —	$ —	$12,699,920	$38,008,604

6. Federal Tax Information
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for an unlimited period. As of December 31, 2024, the Funds’ most recently completed year end, the Fund did not have a capital loss carryover.

10

MUHLENKAMP FUND
NOTES TO FINANCIAL STATEMENTS(Cont’d)
Six Months Ended June 30, 2025 (Unaudited)
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$137,716,721
Gross tax unrealized appreciation	$101,946,903
Gross tax unrealized depreciation	(3,950,142)
Net tax unrealized appreciation on investments	97,996,761
Undistributed ordinary income	616,097
Undistributed long term capital gains	—
Distributable earnings	616,097
Other accumulated loss	(345,794)
Total distributable earnings	$98,267,064

Any temporary book basis and tax-basis differences are attributable primarily to straddle loss deferrals.
The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.
The tax character of distributions paid were as follows:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Ordinary Income*	$ —	$1,280,847
Long-term capital gain	—	16,045,478

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
7. Expense Reductions
Expenses were reduced for fiscal years ending 2020, 2022, 2023, and 2024 through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must meet one of three criteria: 1) have net investments (purchases less redemptions) totaling $1,500 or more, 2) have an account value greater than $1,500, or 3) be enrolled in the Fund’s Automatic Investment Plan. Accounts that do not meet one of these three criteria are charged a $15 minimum account maintenance fee. This fee was used to lower the Fund’s expense ratio.
8. Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
9. Report of The Fund’s Special Shareholder Meeting
A Special Meeting of Shareholders of the Fund took place on August 8, 2025, to approve a new advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser due to a change of control at the Adviser. All Fund shareholders of record at the close of business on June 13, 2025, were entitled to vote. As of the record date, the Fund had 3,500,776 shares outstanding.

11

MUHLENKAMP FUND
NOTES TO FINANCIAL STATEMENTS(Cont’d)
Six Months Ended June 30, 2025 (Unaudited)
Of the 1,975,952 shares present by proxy (representing 56.48% of total outstanding shares), 1,942,323 shares or 98.29% voted in favor (representing 55.48% of total outstanding shares), 12,390 shares or 0.63% voted against (representing 0.35% of total outstanding shares), and 21,239 shares or 1.07% abstained from voting (representing 0.61% of total outstanding shares.

12

Muhlenkamp Fund
Additional Information
Six Months Ended June 30, 2025 (Unaudited)
1. Broker Commissions
For the period ended June 30, 2025, the Fund paid $7,409 in broker commissions. These commissions are included in the cost basis of investments purchased and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal less than 1/2 cent per Fund share.
2. Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30, is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.
3. Availability of Quarterly Portfolio Schedule
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-860-3863.
4. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
5. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
6. Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies
See the Statement of Operations.
7. Statement Regarding Basis for Approval of Investment Advisory Contract
Approval of Investment Advisory Agreement – Muhlenkamp & Company, Inc.
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Muhlenkamp & Company, Inc. (“Muhlenkamp” or the “Adviser”) regarding the Muhlenkamp Fund (the “Fund”) for another annual term.
Prior to the meeting and at a meeting held on January 7, 2025, the Trustees received and considered information requested from Muhlenkamp and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Muhlenkamp with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Muhlenkamp; (3) the costs of the services provided by Muhlenkamp and the

13

Muhlenkamp Fund
Additional Information
Six Months Ended June 30, 2025 (Unaudited)(Cont’d)
profits realized by Muhlenkamp from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Muhlenkamp resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Muhlenkamp, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Muhlenkamp set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that Muhlenkamp performs, the investment advisory fees the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Muhlenkamp provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Muhlenkamp effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees also considered the experience of Mr. Jeffrey Muhlenkamp, the Fund’s portfolio manager, and reviewed Muhlenkamp’s financial statements, capitalization and assets under management, concluding that Muhlenkamp has sufficient resources to service the Fund. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Muhlenkamp provides to the Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of Muhlenkamp.
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to Muhlenkamp under the Investment Advisory Agreement, as well as Muhlenkamp’s profitability from services that Muhlenkamp rendered to the Fund during the 12-month period ended September 30, 2024. The Trustees also noted favorably that Muhlenkamp had agreed to continue the expense limitation agreement under which Muhlenkamp contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus, and noted that Muhlenkamp had waived a portion of its fees during the most recent fiscal year. The Trustees further considered the fees that Muhlenkamp charges to separately managed accounts with similar investment strategies as that of the Fund are less than or equal to the advisory fee that the Fund pays to Muhlenkamp, depending on the asset size of the separately managed account, noting that Muhlenkamp has additional responsibilities with respect to the Fund, which requires more time and effort versus a separately managed account. The Trustees considered the reasonableness of Muhlenkamp’s profits from its service relationship with the Fund.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2024. The Trustees noted the Fund’s advisory fee and total expenses (before and after waivers and expense reimbursements) were each higher than the Category and Cohort averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Muhlenkamp’s advisory fee continues to be reasonable.
Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale, noting that the Investment Advisory Agreement includes breakpoints in the management fee. The Trustees determined that the breakpoint structure of the Fund’s investment advisory fee had the potential to share such economies of scale with Fund shareholders.

14

Muhlenkamp Fund
Additional Information
Six Months Ended June 30, 2025 (Unaudited)(Cont’d)
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees noted Muhlenkamp does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions. The Trustees considered that Muhlenkamp may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Muhlenkamp does not receive additional material benefits from its relationship with the Fund.

15

INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 1-800-860-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	September 4, 2025

* Print the name and title of each signing officer under his or her signature.